SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of credit risk (Details)	6 Months Ended
	Jun. 30, 2025 USD ($) item	Jun. 30, 2024 item	Dec. 31, 2024 USD ($)
Concentration of risks
Cash and cash equivalents	$ 62,828,156		$ 85,194,502
Concentration of credit risk | Cash and cash equivalents | Mainland of China
Concentration of risks
Cash and cash equivalents	3,280,337		3,020,953
Concentration of credit risk | Cash and cash equivalents | Outside the mainland of China
Concentration of risks
Cash and cash equivalents	$ 59,547,819		$ 82,173,549
Concentration of suppliers | Research and development services purchased | One supplier
Concentration of risks
Number of major supplier | item	1	1
Concentration risk percentage	12.00%	15.00%
Concentration of suppliers | Research and development services purchased | Second supplier
Concentration of risks
Concentration risk percentage	10.00%